MAJOR CUSTOMERS (Summary of Accounts Receivable) (Details) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration of credit risk	74.00%	80.00%
Customer A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	20.00%	33.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk		14.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.00%	10.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk	18.00%	13.00%
Customer G [Member]
Concentration Risk [Line Items]
Concentration of credit risk	26.00%
Customer I [Member]
Concentration Risk [Line Items]
Concentration of credit risk		10.00%